Investments (Investments in Fixed Maturity and Equity Securities Available-for-Sale by Sector) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 11,697,394	$ 11,333,431
Available-for-sale Securities, Fair Value Disclosure	12,110,755	12,380,071
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(2,896)	(6,434)	1,236
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	20,270,734	19,559,432
Available-for-sale Securities, Gross Unrealized Gains	1,518,301	2,864,436
Available-for-sale Securities, Gross Unrealized Losses	314,899	132,254
Available-for-sale Securities, Fair Value Disclosure	21,474,136	22,291,614
Percentage Of Total Available For Sale Securities	100.00%	100.00%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(4,168)	(8,625)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	409,472	217,046
Available-for-sale Securities, Gross Unrealized Gains	5,960	6,958
Available-for-sale Securities, Gross Unrealized Losses	9,701	1,304
Available-for-sale Securities, Fair Value Disclosure	405,731	222,700
Percentage Of Total Available For Sale Securities	100.00%	100.00%
Corporate Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	11,697,394	11,333,431
Available-for-sale Securities, Gross Unrealized Gains	616,147	1,085,973
Available-for-sale Securities, Gross Unrealized Losses	202,786	39,333
Available-for-sale Securities, Fair Value Disclosure	12,110,755	12,380,071
Percentage Of Total Available For Sale Securities	56.40%	55.50%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Canadian Provincial Governments [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,728,111	2,676,777
Available-for-sale Securities, Gross Unrealized Gains	669,762	1,372,731
Available-for-sale Securities, Gross Unrealized Losses	16,848	174
Available-for-sale Securities, Fair Value Disclosure	3,381,025	4,049,334
Percentage Of Total Available For Sale Securities	15.70%	18.20%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Residential Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	970,434	969,267
Available-for-sale Securities, Gross Unrealized Gains	38,126	76,520
Available-for-sale Securities, Gross Unrealized Losses	18,917	3,723
Available-for-sale Securities, Fair Value Disclosure	989,643	1,042,064
Percentage Of Total Available For Sale Securities	4.60%	4.70%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(300)	(241)
Asset-backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	891,751	700,455
Available-for-sale Securities, Gross Unrealized Gains	18,893	19,898
Available-for-sale Securities, Gross Unrealized Losses	15,812	28,798
Available-for-sale Securities, Fair Value Disclosure	894,832	691,555
Percentage Of Total Available For Sale Securities	4.20%	3.10%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(2,259)	(2,259)
Commercial Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,314,782	1,608,376
Available-for-sale Securities, Gross Unrealized Gains	91,651	142,369
Available-for-sale Securities, Gross Unrealized Losses	17,487	51,842
Available-for-sale Securities, Fair Value Disclosure	1,388,946	1,698,903
Percentage Of Total Available For Sale Securities	6.50%	7.60%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,609)	(6,125)
US Government and Government Agencies and Authorities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	489,631	231,256
Available-for-sale Securities, Gross Unrealized Gains	16,468	33,958
Available-for-sale Securities, Gross Unrealized Losses	4,748	24
Available-for-sale Securities, Fair Value Disclosure	501,351	265,190
Percentage Of Total Available For Sale Securities	2.30%	1.20%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	313,252	270,086
Available-for-sale Securities, Gross Unrealized Gains	21,907	38,058
Available-for-sale Securities, Gross Unrealized Losses	14,339	5,646
Available-for-sale Securities, Fair Value Disclosure	320,820	302,498
Percentage Of Total Available For Sale Securities	1.50%	1.40%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Foreign Government Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,865,379	1,769,784
Available-for-sale Securities, Gross Unrealized Gains	45,347	94,929
Available-for-sale Securities, Gross Unrealized Losses	23,962	2,714
Available-for-sale Securities, Fair Value Disclosure	1,886,764	1,861,999
Percentage Of Total Available For Sale Securities	8.80%	8.30%
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Nonredeemable Preferred Stock [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	81,993	68,469
Available-for-sale Securities, Gross Unrealized Gains	5,342	6,542
Available-for-sale Securities, Gross Unrealized Losses	5,481	170
Available-for-sale Securities, Fair Value Disclosure	81,854	74,841
Percentage Of Total Available For Sale Securities	20.20%	33.60%
Equity Securities Other Than Non-redeemable Preferred Stock [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	327,479	148,577
Available-for-sale Securities, Gross Unrealized Gains	618	416
Available-for-sale Securities, Gross Unrealized Losses	4,220	1,134
Available-for-sale Securities, Fair Value Disclosure	$ 323,877	$ 147,859
Percentage Of Total Available For Sale Securities	79.80%	66.40%